UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series
Equity-Income Fund

April 30, 2015

1.950996.102

EDT-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	435,483	$ 27,770,751
Dunkin' Brands Group, Inc.	580,200	30,234,222
McDonald's Corp.	1,234,169	119,159,017
Texas Roadhouse, Inc. Class A	233,190	7,835,184
Yum! Brands, Inc.	1,234,929	106,154,497
		291,153,671
Household Durables - 0.5%
M.D.C. Holdings, Inc. (d)	904,300	24,271,412
Tupperware Brands Corp.	500,300	33,450,058
		57,721,470
Leisure Products - 0.5%
Mattel, Inc.	2,446,400	68,890,624
Media - 2.0%
Comcast Corp. Class A	3,460,003	199,849,773
Sinclair Broadcast Group, Inc. Class A	654,409	20,051,092
Viacom, Inc. Class B (non-vtg.)	373,800	25,960,410
		245,861,275
Multiline Retail - 2.1%
Kohl's Corp.	613,635	43,966,948
Macy's, Inc.	1,011,200	65,353,856
Target Corp.	2,037,147	160,588,298
		269,909,102
Specialty Retail - 0.9%
Foot Locker, Inc.	1,181,400	70,234,230
GNC Holdings, Inc.	937,200	40,346,460
		110,580,690
TOTAL CONSUMER DISCRETIONARY		1,044,116,832
CONSUMER STAPLES - 9.5%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	284,900	34,199,396
Molson Coors Brewing Co. Class B	1,043,300	76,692,983
The Coca-Cola Co.	608,500	24,680,760
		135,573,139
Food & Staples Retailing - 2.3%
CVS Health Corp.	1,534,443	152,354,845
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	686,400	$ 53,573,520
Walgreens Boots Alliance, Inc.	1,117,535	92,677,178
		298,605,543
Food Products - 1.0%
B&G Foods, Inc. Class A	551,079	16,752,802
Kellogg Co.	1,600,897	101,384,807
Sanderson Farms, Inc. (d)	107,100	8,045,352
		126,182,961
Household Products - 2.6%
Procter & Gamble Co.	4,079,700	324,376,947
Personal Products - 0.3%
Avon Products, Inc.	4,438,900	36,265,813
Tobacco - 2.2%
Lorillard, Inc.	1,563,524	109,227,787
Philip Morris International, Inc.	1,242,933	103,747,618
Reynolds American, Inc. (e)	870,000	63,771,000
		276,746,405
TOTAL CONSUMER STAPLES		1,197,750,808
ENERGY - 10.1%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	1,331,456	36,322,120
National Oilwell Varco, Inc.	659,565	35,886,932
Oceaneering International, Inc.	443,500	24,441,285
		96,650,337
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	756,291	71,166,983
Apache Corp.	1,444,241	98,786,084
Chevron Corp. (e)	4,944,903	549,180,927
CONSOL Energy, Inc.	1,158,701	37,634,608
Foresight Energy LP	871,550	12,088,399
HollyFrontier Corp.	127,906	4,960,195
Kinder Morgan, Inc.	1,472,200	63,230,990
Legacy Reserves LP	1,862,300	24,079,539
Markwest Energy Partners LP	1,044,537	70,464,466
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	3,778,333	$ 193,412,866
Williams Partners LP	976,385	48,233,419
		1,173,238,476
TOTAL ENERGY		1,269,888,813
FINANCIALS - 27.8%
Banks - 14.7%
Bank of America Corp.	6,587,800	104,943,654
BB&T Corp.	360,300	13,795,887
CIT Group, Inc.	202,000	9,096,060
Comerica, Inc.	1,828,700	86,698,667
First Niagara Financial Group, Inc.	3,578,000	32,541,910
FirstMerit Corp.	2,235,335	43,298,439
JPMorgan Chase & Co.	8,234,330	520,903,716
KeyCorp	3,120,400	45,089,780
M&T Bank Corp.	1,645,700	196,940,919
PNC Financial Services Group, Inc.	290,000	26,601,700
Regions Financial Corp.	5,985,600	58,838,448
SunTrust Banks, Inc.	2,536,600	105,268,900
TCF Financial Corp.	318,800	4,992,408
U.S. Bancorp	3,884,400	166,524,228
Wells Fargo & Co.	7,766,400	427,928,640
		1,843,463,356
Capital Markets - 5.7%
Apollo Investment Corp. (d)	6,146,845	49,174,760
Ares Capital Corp.	3,285,119	55,912,725
Ares Management LP	1,307,852	23,685,200
Carlyle Group LP	450,600	13,603,614
Greenhill & Co., Inc.	254,900	10,081,295
KKR & Co. LP	5,450,920	122,700,209
Morgan Stanley	2,087,200	77,873,432
Pershing Square Holdings Ltd. (a)	183,370	4,886,133
State Street Corp.	1,255,200	96,801,024
The Blackstone Group LP	6,050,539	247,830,077
TPG Specialty Lending, Inc.	749,300	13,607,288
		716,155,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.1%
ACE Ltd.	993,618	$ 106,307,190
Allied World Assurance Co.	710,900	29,246,426
MetLife, Inc.	4,346,511	222,932,549
Prudential Financial, Inc.	1,247,609	101,804,894
The Chubb Corp.	1,082,800	106,493,380
The Travelers Companies, Inc.	742,289	75,052,841
		641,837,280
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	2,803,025	57,840,421
Annaly Capital Management, Inc.	5,618,204	56,575,314
Coresite Realty Corp.	180,055	8,657,044
Cousins Properties, Inc.	1,633,800	15,913,212
Duke Realty LP	1,415,400	28,039,074
First Potomac Realty Trust	1,899,775	20,365,588
Home Properties, Inc.	276,176	20,315,507
Piedmont Office Realty Trust, Inc. Class A	1,019,037	17,812,767
Retail Properties America, Inc.	610,150	9,219,367
Sabra Health Care REIT, Inc.	418,900	12,516,732
Two Harbors Investment Corp.	2,080,969	21,850,175
Ventas, Inc.	113,400	7,813,260
		276,918,461
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	818,392	14,616,481
TOTAL FINANCIALS		3,492,991,335
HEALTH CARE - 9.7%
Biotechnology - 0.5%
Amgen, Inc.	377,277	59,575,811
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	841,376	57,836,186
DENTSPLY International, Inc.	545,700	27,830,700
Medtronic PLC	1,902,702	141,656,164
Meridian Bioscience, Inc.	761,200	13,488,464
St. Jude Medical, Inc.	366,315	25,660,366
		266,471,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Anthem, Inc.	32	$ 4,830
UnitedHealth Group, Inc.	330,527	36,820,708
		36,825,538
Pharmaceuticals - 6.8%
AbbVie, Inc.	531,400	34,360,324
Johnson & Johnson (e)	5,721,400	567,562,877
Merck & Co., Inc.	884,398	52,674,745
Pfizer, Inc.	5,798,677	196,749,111
		851,347,057
TOTAL HEALTH CARE		1,214,220,286
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.7%
The Boeing Co.	680,800	97,585,872
United Technologies Corp.	1,014,500	115,399,375
		212,985,247
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	439,517	28,300,500
United Parcel Service, Inc. Class B	2,841,900	285,696,207
		313,996,707
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	1,291,300	48,049,273
Republic Services, Inc.	322,407	13,099,396
		61,148,669
Electrical Equipment - 1.0%
Eaton Corp. PLC	1,171,400	80,510,322
Emerson Electric Co.	896,040	52,714,033
		133,224,355
Industrial Conglomerates - 4.4%
General Electric Co.	20,523,977	555,789,297
Machinery - 1.1%
Cummins, Inc.	253,900	35,104,214
Deere & Co.	653,600	59,163,872
Stanley Black & Decker, Inc.	406,233	40,095,197
		134,363,283
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.1%
Acacia Research Corp.	1,135,094	$ 12,508,736
Trading Companies & Distributors - 0.5%
Watsco, Inc.	492,900	59,290,941
TOTAL INDUSTRIALS		1,483,307,235
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 3.1%
Cisco Systems, Inc.	10,152,649	292,700,871
QUALCOMM, Inc.	1,346,680	91,574,240
		384,275,111
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	800,308	53,260,497
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	78,000	42,804,060
Yahoo!, Inc. (a)	1,454,500	61,910,793
		104,714,853
IT Services - 2.8%
IBM Corp.	1,391,145	238,289,227
Paychex, Inc.	2,452,238	118,663,797
		356,953,024
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	4,716,171	93,333,024
Broadcom Corp. Class A	2,764,672	122,212,326
Maxim Integrated Products, Inc.	1,214,800	39,881,884
Xilinx, Inc.	165,800	7,189,088
		262,616,322
Software - 1.7%
Microsoft Corp. (e)	4,472,100	217,522,944
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	3,625,900	97,572,969
Seagate Technology LLC	230,500	13,534,960
		111,107,929
TOTAL INFORMATION TECHNOLOGY		1,490,450,680
Common Stocks - continued
	Shares	Value
MATERIALS - 1.0%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	355,400	$ 36,791,008
Tronox Ltd. Class A	807,500	16,917,125
		53,708,133
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	1,684,666	39,202,178
Nucor Corp.	592,600	28,954,436
SunCoke Energy Partners LP	250,714	5,548,301
		73,704,915
TOTAL MATERIALS		127,413,048
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	4,243,008	146,977,797
Verizon Communications, Inc.	5,553,939	280,140,683
		427,118,480
UTILITIES - 2.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	696,601	39,615,699
Exelon Corp.	3,160,300	107,513,406
PPL Corp. (e)	1,758,200	59,831,546
Southern Co. (e)	2,381,438	105,497,703
		312,458,354
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (d)	440,400	14,933,964
TOTAL UTILITIES		327,392,318
TOTAL COMMON STOCKS (Cost $10,566,453,945)		12,074,649,835
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	462,549,326	$ 462,549,326
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	64,709,100	64,709,100
TOTAL MONEY MARKET FUNDS (Cost $527,258,426)		527,258,426
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $11,093,712,371)		12,601,908,261
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,250,607)
NET ASSETS - 100%		$ 12,577,657,654
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Chevron Corp.	6/19/15 - $120.00	11,141	$ 1,415,909	$ (373,224)
Johnson & Johnson	7/17/15 - $105.00	26,524	3,262,378	(1,405,772)
Microsoft Corp.	5/15/15 - $45.00	10,229	809,455	(3,810,302)
PPL Corp.	7/17/15 - $35.00	7,663	318,007	(402,308)
Reynolds American, Inc.	5/15/15 - $67.50	4,543	903,537	(2,839,375)
Southern Co.	5/15/15 - $47.00	10,933	383,202	(32,799)
TOTAL WRITTEN OPTIONS	$ 7,092,488	$ (8,863,780)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $544,414,451.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,121
Fidelity Securities Lending Cash Central Fund	89,220
Total	$ 272,341
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,044,116,832	$ 1,044,116,832	$ -	$ -
Consumer Staples	1,197,750,808	1,197,750,808	-	-
Energy	1,269,888,813	1,269,888,813	-	-
Financials	3,492,991,335	3,488,105,202	4,886,133	-
Health Care	1,214,220,286	1,214,220,286	-	-
Industrials	1,483,307,235	1,483,307,235	-	-
Information Technology	1,490,450,680	1,490,450,680	-	-
Materials	127,413,048	127,413,048	-	-
Telecommunication Services	427,118,480	427,118,480	-	-
Utilities	327,392,318	327,392,318	-	-
Money Market Funds	527,258,426	527,258,426	-	-
Total Investments in Securities:	$ 12,601,908,261	$ 12,597,022,128	$ 4,886,133	$ -
Derivative Instruments:
Liabilities
Written Options	$ (8,863,780)	$ (8,863,780)	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $11,107,564,785. Net unrealized appreciation aggregated $1,494,343,476, of which $1,744,338,086 related to appreciated investment securities and $249,994,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

April 30, 2015

1.884782.103

ASE-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 3.4%
McDonald's Corp.	1,226,900	$ 118,457,195
Panera Bread Co. Class A (a)	582,593	106,311,571
Starbucks Corp.	2,495,088	123,706,463
Wynn Resorts Ltd.	178,700	19,848,209
		368,323,438
Internet & Catalog Retail - 2.6%
Liberty Interactive Corp. Series A (a)	5,140,552	147,842,276
Priceline Group, Inc. (a)	107,500	133,064,575
		280,906,851
Media - 3.3%
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,682,790	43,853,507
Legend Pictures LLC (a)(f)(g)	3,706	9,284,419
Liberty Media Corp. Class C (a)	2,708,222	102,777,025
The Madison Square Garden Co. Class A (a)	1,732,422	139,113,487
Twenty-First Century Fox, Inc. Class A	1,779,391	60,641,645
		355,670,083
Multiline Retail - 1.4%
Dollar General Corp.	2,034,972	147,962,814
Specialty Retail - 0.9%
Michaels Companies, Inc.	1,250,105	32,327,715
TJX Companies, Inc.	975,890	62,983,941
		95,311,656
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	1,194,520	118,066,357
TOTAL CONSUMER DISCRETIONARY		1,366,241,199
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	502,804	58,295,096
Monster Beverage Corp. (a)	163,700	22,444,907
The Coca-Cola Co.	2,945,792	119,481,324
		200,221,327
Food & Staples Retailing - 2.0%
CVS Health Corp.	1,004,781	99,764,705
Kroger Co.	838,500	57,781,035
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	588,182	$ 48,777,933
Whole Foods Market, Inc.	264,000	12,608,640
		218,932,313
Food Products - 1.1%
Bunge Ltd.	313,152	27,046,938
Keurig Green Mountain, Inc.	212,721	24,754,343
Mead Johnson Nutrition Co. Class A	531,300	50,962,296
The Hershey Co.	95,000	8,732,400
		111,495,977
Household Products - 1.0%
Colgate-Palmolive Co.	1,616,584	108,763,772
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	235,000	13,289,250
Tobacco - 2.6%
Altria Group, Inc.	2,086,430	104,425,822
Philip Morris International, Inc.	2,111,998	176,288,473
		280,714,295
TOTAL CONSUMER STAPLES		933,416,934
ENERGY - 7.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	240,400	16,457,784
Halliburton Co.	979,440	47,943,588
Oceaneering International, Inc.	228,500	12,592,635
Schlumberger Ltd.	903,100	85,442,291
		162,436,298
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	821,681	77,320,182
Apache Corp.	409,100	27,982,440
Cabot Oil & Gas Corp.	936,000	31,655,520
Cheniere Energy, Inc. (a)	289,600	22,151,504
Chevron Corp.	1,312,629	145,780,577
Cimarex Energy Co.	251,093	31,235,969
Cobalt International Energy, Inc. (a)	1,243,000	13,300,100
CONSOL Energy, Inc.	418,400	13,589,632
Continental Resources, Inc. (a)	369,788	19,461,942
EOG Resources, Inc.	497,500	49,227,625
Exxon Mobil Corp.	750,724	65,590,756
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Ltd.	236,100	$ 8,498,420
Gulfport Energy Corp. (a)	301,800	14,770,092
Kinder Morgan, Inc.	948,900	40,755,255
Noble Energy, Inc.	1,218,324	61,793,393
Phillips 66 Co.	682,000	54,089,420
SM Energy Co.	227,600	13,193,972
		690,396,799
TOTAL ENERGY		852,833,097
FINANCIALS - 16.9%
Banks - 7.4%
Bank of America Corp.	10,290,587	163,929,051
Citigroup, Inc.	3,610,084	192,489,679
Huntington Bancshares, Inc.	2,124,557	23,072,689
JPMorgan Chase & Co.	2,783,334	176,073,709
M&T Bank Corp.	313,400	37,504,578
Regions Financial Corp.	3,170,000	31,161,100
Synovus Financial Corp.	587,651	16,254,427
U.S. Bancorp	1,798,478	77,100,752
Wells Fargo & Co.	1,351,700	74,478,670
		792,064,655
Capital Markets - 2.0%
Ameriprise Financial, Inc.	134,900	16,900,272
BlackRock, Inc. Class A	125,018	45,499,051
E*TRADE Financial Corp. (a)	1,367,652	39,374,701
Goldman Sachs Group, Inc.	261,600	51,383,472
Invesco Ltd.	618,800	25,630,696
Northern Trust Corp.	312,800	22,881,320
State Street Corp.	248,300	19,148,896
		220,818,408
Consumer Finance - 2.6%
Capital One Financial Corp.	2,657,580	214,865,343
Navient Corp.	1,906,046	37,244,139
SLM Corp. (a)	2,659,546	27,100,774
		279,210,256
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	157	33,503,800
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc.: - continued
Class B (a)	264,703	$ 37,378,711
IntercontinentalExchange Group, Inc.	101,000	22,677,530
		93,560,041
Insurance - 1.7%
ACE Ltd.	261,831	28,013,299
Marsh & McLennan Companies, Inc.	894,300	50,223,888
MetLife, Inc.	907,741	46,558,036
Principal Financial Group, Inc.	430,600	22,012,272
The Chubb Corp.	261,500	25,718,525
Unum Group	395,400	13,506,864
		186,032,884
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.	172,200	15,907,836
Boston Properties, Inc.	428,600	56,708,066
Digital Realty Trust, Inc.	470,200	29,815,382
Duke Realty LP	1,641,700	32,522,077
Equity Lifestyle Properties, Inc.	399,000	21,075,180
Extra Space Storage, Inc.	379,900	25,046,807
Kite Realty Group Trust	342,000	8,960,400
Senior Housing Properties Trust (SBI)	179,900	3,682,553
The Macerich Co.	150,618	12,314,528
		206,032,829
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,165,700	44,692,938
TOTAL FINANCIALS		1,822,412,011
HEALTH CARE - 13.6%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	217,600	36,824,448
Amgen, Inc.	523,565	82,676,149
Biogen, Inc. (a)	195,924	73,261,861
BioMarin Pharmaceutical, Inc. (a)	343,900	38,533,995
Celgene Corp. (a)	610,500	65,970,630
Gilead Sciences, Inc. (a)	1,052,792	105,816,124
Vertex Pharmaceuticals, Inc. (a)	267,500	32,977,400
		436,060,607
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	4,525,900	$ 80,651,538
Edwards Lifesciences Corp. (a)	167,500	21,213,875
Medtronic PLC	1,515,378	112,819,892
The Cooper Companies, Inc.	198,815	35,402,987
Zimmer Holdings, Inc.	356,700	39,179,928
		289,268,220
Health Care Providers & Services - 2.8%
Cigna Corp.	566,934	70,662,654
HCA Holdings, Inc. (a)	638,900	47,284,989
Henry Schein, Inc. (a)	224,187	30,736,038
McKesson Corp.	393,854	87,986,984
UnitedHealth Group, Inc.	555,000	61,827,000
		298,497,665
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	821,100	33,968,907
Thermo Fisher Scientific, Inc.	450,500	56,618,840
		90,587,747
Pharmaceuticals - 3.2%
AbbVie, Inc.	407,900	26,374,814
Actavis PLC (a)	465,404	131,644,175
Bristol-Myers Squibb Co.	1,446,800	92,204,564
Endo Health Solutions, Inc. (a)	340,000	28,582,100
Mallinckrodt PLC (a)	27,865	3,153,761
Merck & Co., Inc.	480,646	28,627,276
Perrigo Co. PLC	40,000	7,331,200
Pfizer, Inc.	909,209	30,849,461
		348,767,351
TOTAL HEALTH CARE		1,463,181,590
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
General Dynamics Corp.	331,100	45,466,652
Honeywell International, Inc.	741,005	74,782,225
Raytheon Co.	442,700	46,040,800
The Boeing Co.	525,800	75,368,172
United Technologies Corp.	967,448	110,047,210
		351,705,059
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
FedEx Corp.	500,700	$ 84,903,699
Airlines - 0.6%
American Airlines Group, Inc.	1,424,600	68,786,811
Building Products - 0.5%
A.O. Smith Corp.	776,000	49,586,400
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	715,600	26,627,476
Electrical Equipment - 0.2%
AMETEK, Inc.	345,500	18,111,110
Industrial Conglomerates - 0.8%
Danaher Corp.	1,079,296	88,372,756
Machinery - 1.8%
Deere & Co.	579,500	52,456,340
IDEX Corp.	117,800	8,836,178
Ingersoll-Rand PLC	662,300	43,605,832
Manitowoc Co., Inc.	1,249,904	24,660,606
Pall Corp.	600,827	58,472,484
		188,031,440
Professional Services - 0.5%
Towers Watson & Co.	168,848	21,427,655
Verisk Analytics, Inc. (a)	494,400	37,099,776
		58,527,431
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	630,450	54,975,240
Union Pacific Corp.	841,400	89,381,922
		144,357,162
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,718,000	56,694,000
TOTAL INDUSTRIALS		1,135,703,344
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	2,957,100	85,253,193
QUALCOMM, Inc.	1,950,300	132,620,400
		217,873,593
Electronic Equipment & Components - 0.4%
Trimble Navigation Ltd. (a)	1,592,300	40,492,189
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Facebook, Inc. Class A (a)	1,156,500	$ 91,097,505
Google, Inc. Class C (a)	389,066	209,060,724
HomeAway, Inc. (a)	591,277	16,526,192
LinkedIn Corp. Class A (a)	48,800	12,303,944
Rackspace Hosting, Inc. (a)	55,329	2,982,233
Twitter, Inc. (a)	510,700	19,896,872
Yahoo!, Inc. (a)	1,782,900	75,889,139
		427,756,609
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	337,600	19,763,104
Sabre Corp.	2,320,343	57,753,337
Total System Services, Inc.	496,300	19,633,628
Vantiv, Inc. (a)	765,800	29,942,780
Visa, Inc. Class A	155,500	10,270,775
		137,363,624
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	414,400	17,272,192
Analog Devices, Inc.	445,600	27,555,904
Atmel Corp.	1,952,300	14,798,434
Avago Technologies Ltd.	125,800	14,703,504
Marvell Technology Group Ltd.	7,181,710	100,615,757
Maxim Integrated Products, Inc.	327,600	10,755,108
Micron Technology, Inc. (a)	678,200	19,077,766
NVIDIA Corp.	427,780	9,494,577
ON Semiconductor Corp. (a)	882,300	10,164,096
Skyworks Solutions, Inc.	63,900	5,894,775
		230,332,113
Software - 4.1%
Activision Blizzard, Inc.	1,101,900	25,139,849
Adobe Systems, Inc. (a)	1,191,500	90,625,490
Autodesk, Inc. (a)	378,800	21,527,204
Citrix Systems, Inc. (a)	150,100	10,080,716
Electronic Arts, Inc. (a)	180,400	10,479,436
Intuit, Inc.	530,500	53,225,065
Microsoft Corp.	2,243,500	109,123,840
Oracle Corp.	1,406,600	61,355,892
Salesforce.com, Inc. (a)	848,778	61,808,014
		443,365,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	3,391,342	$ 424,426,447
Hewlett-Packard Co.	2,470,800	81,462,276
SanDisk Corp.	216,000	14,459,040
Western Digital Corp.	146,800	14,348,232
		534,695,995
TOTAL INFORMATION TECHNOLOGY		2,031,879,629
MATERIALS - 3.5%
Chemicals - 2.5%
Airgas, Inc.	253,000	25,623,840
CF Industries Holdings, Inc.	89,400	25,699,818
E.I. du Pont de Nemours & Co.	726,300	53,165,160
Eastman Chemical Co.	444,803	33,902,885
Ecolab, Inc.	289,400	32,407,012
LyondellBasell Industries NV Class A	271,579	28,113,858
Monsanto Co.	402,700	45,891,692
W.R. Grace & Co. (a)	275,300	26,627,016
		271,431,281
Construction Materials - 0.2%
Eagle Materials, Inc.	300,300	25,042,017
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	506,160	31,877,957
Sealed Air Corp.	453,300	20,670,480
		52,548,437
Metals & Mining - 0.3%
Nucor Corp.	517,700	25,294,822
TOTAL MATERIALS		374,316,557
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	191,086	6,871,453
Level 3 Communications, Inc. (a)	535,230	29,940,766
Verizon Communications, Inc.	2,690,693	135,718,555
		172,530,774
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	226,400	26,221,648
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	825,463	$ 28,098,761
Telephone & Data Systems, Inc.	253,008	6,757,844
		61,078,253
TOTAL TELECOMMUNICATION SERVICES		233,609,027
UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	319,972	18,196,808
Edison International	397,873	24,246,381
Exelon Corp.	914,900	31,124,898
FirstEnergy Corp.	183,500	6,589,485
NextEra Energy, Inc.	544,700	54,976,571
OGE Energy Corp.	272,385	8,901,542
PPL Corp.	646,600	22,003,798
		166,039,483
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	514,700	11,225,607
NRG Energy, Inc.	908,118	22,920,898
		34,146,505
Multi-Utilities - 1.1%
Dominion Resources, Inc.	438,000	31,395,840
NiSource, Inc.	478,336	20,769,349
PG&E Corp.	308,567	16,329,366
Public Service Enterprise Group, Inc.	45,200	1,877,608
Sempra Energy	440,044	46,719,471
		117,091,634
TOTAL UTILITIES		317,277,622
TOTAL COMMON STOCKS (Cost $8,039,160,168)		10,530,871,010
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 6/18/15 to 7/9/15 (e) (Cost $4,979,745)	$ 4,980,000	4,980,015
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	193,285,577	$ 193,285,577
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,756,400	21,756,400
TOTAL MONEY MARKET FUNDS (Cost $215,041,977)		215,041,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,259,181,890)		10,750,893,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,020,642
NET ASSETS - 100%		$ 10,751,913,644
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
865 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 89,912,425	$ 1,083,099

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,194,007.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,284,419 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,508
Fidelity Securities Lending Cash Central Fund	88,539
Total	$ 161,047
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,366,241,199	$ 1,356,956,780	$ -	$ 9,284,419
Consumer Staples	933,416,934	933,416,934	-	-
Energy	852,833,097	852,833,097	-	-
Financials	1,822,412,011	1,822,412,011	-	-
Health Care	1,463,181,590	1,463,181,590	-	-
Industrials	1,135,703,344	1,135,703,344	-	-
Information Technology	2,031,879,629	2,031,879,629	-	-
Materials	374,316,557	374,316,557	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Telecommunication Services	$ 233,609,027	$ 233,609,027	$ -	$ -
Utilities	317,277,622	317,277,622	-	-
U.S. Government and Government Agency Obligations	4,980,015	-	4,980,015	-
Money Market Funds	215,041,977	215,041,977	-	-
Total Investments in Securities:	$ 10,750,893,002	$ 10,736,628,568	$ 4,980,015	$ 9,284,419
Derivative Instruments:
Assets
Futures Contracts	$ 1,083,099	$ 1,083,099	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $8,273,385,223. Net unrealized appreciation aggregated $2,477,507,779, of which $2,618,095,783 related to appreciated investment securities and $140,588,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2015

1.800336.111

EQU-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.1%
Ford Motor Co.	393,860	$ 6,223
Diversified Consumer Services - 0.1%
H&R Block, Inc.	402,200	12,163
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	493,700	31,483
Dunkin' Brands Group, Inc.	391,800	20,417
McDonald's Corp.	658,987	63,625
Texas Roadhouse, Inc. Class A	282,665	9,498
Yum! Brands, Inc.	760,679	65,388
		190,411
Household Durables - 0.5%
M.D.C. Holdings, Inc.	616,800	16,555
Qingdao Haier Co. Ltd.	2,331,600	10,191
Tupperware Brands Corp.	330,500	22,097
		48,843
Leisure Products - 0.4%
Mattel, Inc.	1,332,400	37,520
Media - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA	344,564	5,565
Comcast Corp. Class A	2,211,179	127,718
Daiichikosho Co. Ltd.	206,700	6,666
ITV PLC	2,978,300	11,563
Sinclair Broadcast Group, Inc. Class A	450,620	13,807
Time Warner Cable, Inc.	29,700	4,619
		169,938
Multiline Retail - 1.6%
Kohl's Corp.	271,924	19,483
Macy's, Inc.	662,200	42,798
Target Corp.	1,114,609	87,865
		150,146
Specialty Retail - 0.9%
AutoZone, Inc. (a)	15,600	10,493
Foot Locker, Inc.	581,635	34,578
GNC Holdings, Inc.	615,200	26,484
Lewis Group Ltd.	804,500	5,850
		77,405
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Japan Tobacco, Inc.	833,900	$ 29,121
TOTAL CONSUMER DISCRETIONARY		721,770
CONSUMER STAPLES - 8.4%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	194,500	23,348
Constellation Brands, Inc. Class A (sub. vtg.) (a)	56,000	6,493
Dr. Pepper Snapple Group, Inc.	54,400	4,057
Molson Coors Brewing Co. Class B	634,495	46,642
PepsiCo, Inc.	58,600	5,574
The Coca-Cola Co.	406,100	16,471
		102,585
Food & Staples Retailing - 2.2%
CVS Health Corp.	972,900	96,599
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	7,766
Tesco PLC	2,726,000	9,188
Wal-Mart Stores, Inc.	543,191	42,396
Walgreens Boots Alliance, Inc.	596,420	49,461
		205,410
Food Products - 0.9%
B&G Foods, Inc. Class A	407,967	12,402
Hilton Food Group PLC	1,250,632	8,242
Kellogg Co.	838,591	53,108
Sanderson Farms, Inc. (f)	73,400	5,514
		79,266
Household Products - 2.2%
Procter & Gamble Co.	2,548,197	202,607
Personal Products - 0.3%
Avon Products, Inc.	2,913,800	23,806
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	155,200	8,527
Lorillard, Inc.	858,871	60,001
Philip Morris International, Inc.	607,478	50,706
Reynolds American, Inc. (i)	548,741	40,223
		159,457
TOTAL CONSUMER STAPLES		773,131
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.6%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	926,406	$ 25,272
National Oilwell Varco, Inc.	320,924	17,461
Oceaneering International, Inc.	223,400	12,312
		55,045
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	532,132	50,074
Apache Corp.	836,201	57,196
BG Group PLC	1,992,300	36,088
Cameco Corp.	467,800	8,228
Chevron Corp. (i)	2,301,172	255,568
CONSOL Energy, Inc.	790,534	25,677
Foresight Energy LP	658,100	9,128
HollyFrontier Corp.	220,732	8,560
Kinder Morgan, Inc.	1,008,100	43,298
Legacy Reserves LP	1,421,500	18,380
Markwest Energy Partners LP	871,777	58,810
Suncor Energy, Inc.	2,734,900	89,063
The Williams Companies, Inc.	2,415,443	123,647
Williams Partners LP	859,069	42,438
		826,155
TOTAL ENERGY		881,200
FINANCIALS - 26.1%
Banks - 13.1%
Bank of America Corp.	5,041,700	80,314
BB&T Corp.	247,900	9,492
Capitec Bank Holdings Ltd.	244,200	11,495
CIT Group, Inc.	271,200	12,212
Comerica, Inc.	891,672	42,274
First Niagara Financial Group, Inc.	2,571,500	23,388
FirstMerit Corp.	1,660,822	32,170
JPMorgan Chase & Co.	6,127,982	387,659
KeyCorp	2,061,700	29,792
Lakeland Financial Corp.	216,400	8,450
M&T Bank Corp.	809,478	96,870
Nordea Bank AB	502,000	6,378
PNC Financial Services Group, Inc.	264,700	24,281
Regions Financial Corp.	3,962,500	38,951
Standard Chartered PLC (United Kingdom)	1,597,879	26,161
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	1,675,700	$ 69,542
Svenska Handelsbanken AB (A Shares)	209,800	9,684
TCF Financial Corp.	240,300	3,763
U.S. Bancorp	2,534,622	108,659
Wells Fargo & Co.	3,261,350	179,700
		1,201,235
Capital Markets - 6.0%
Apollo Investment Corp.	3,665,941	29,328
Ares Capital Corp.	2,129,674	36,247
Ares Management LP	963,870	17,456
AURELIUS AG	259,590	12,447
Carlyle Group LP	434,200	13,108
Greenhill & Co., Inc.	271,183	10,725
KKR & Co. LP	6,344,665	142,818
Morgan Stanley	959,831	35,811
Pershing Square Holdings Ltd. (a)	126,488	3,370
State Street Corp.	908,399	70,056
The Blackstone Group LP	4,114,132	168,515
TPG Specialty Lending, Inc.	603,919	10,967
		550,848
Consumer Finance - 0.1%
Capital One Financial Corp.	79,900	6,460
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	128,300	13,382
Insurance - 4.3%
ACE Ltd.	713,127	76,297
Allied World Assurance Co.	505,100	20,780
MetLife, Inc.	2,480,838	127,242
Prudential Financial, Inc.	514,177	41,957
The Chubb Corp.	750,563	73,818
The Travelers Companies, Inc.	524,200	53,002
		393,096
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	1,696,663	35,011
American Homes 4 Rent (g)	400,011	6,756
American Tower Corp.	110,800	10,474
Annaly Capital Management, Inc.	3,085,713	31,073
Coresite Realty Corp.	228,564	10,989
Cousins Properties, Inc.	1,207,500	11,761
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP	923,700	$ 18,298
First Potomac Realty Trust	1,796,025	19,253
Home Properties, Inc.	208,915	15,368
Piedmont Office Realty Trust, Inc. Class A	696,500	12,175
Retail Properties America, Inc.	948,471	14,331
Sabra Health Care REIT, Inc.	255,600	7,637
Two Harbors Investment Corp.	1,240,378	13,024
Ventas, Inc.	118,803	8,186
		214,336
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	642,527	11,476
TOTAL FINANCIALS		2,390,833
HEALTH CARE - 10.0%
Biotechnology - 0.5%
Amgen, Inc.	276,300	43,631
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	499,900	34,363
DENTSPLY International, Inc.	293,900	14,989
Medtronic PLC	1,046,956	77,946
Meridian Bioscience, Inc.	550,700	9,758
St. Jude Medical, Inc.	239,377	16,768
		153,824
Health Care Providers & Services - 0.2%
Al Noor Hospitals Group PLC	12,675	175
UnitedHealth Group, Inc.	213,820	23,820
		23,995
Pharmaceuticals - 7.6%
AbbVie, Inc.	353,100	22,831
Astellas Pharma, Inc.	1,893,800	29,488
GlaxoSmithKline PLC	3,248,700	75,034
Johnson & Johnson (i)	3,607,348	357,849
Merck & Co., Inc.	554,794	33,044
Pfizer, Inc.	3,569,479	121,112
Roche Holding AG (participation certificate)	30,417	8,704
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	366,684	$ 37,325
Teva Pharmaceutical Industries Ltd. sponsored ADR	212,200	12,821
		698,208
TOTAL HEALTH CARE		919,658
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.8%
The Boeing Co.	412,900	59,185
United Technologies Corp.	945,620	107,564
		166,749
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	293,256	18,883
PostNL NV (a)	6,366,400	31,616
United Parcel Service, Inc. Class B	1,810,373	181,997
		232,496
Airlines - 0.2%
Copa Holdings SA Class A	153,300	16,999
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	764,500	28,447
Republic Services, Inc.	225,267	9,153
		37,600
Electrical Equipment - 1.1%
Eaton Corp. PLC	697,600	47,946
Emerson Electric Co.	802,787	47,228
Vestas Wind Systems A/S	134,100	6,082
		101,256
Industrial Conglomerates - 3.9%
Danaher Corp.	113,300	9,277
General Electric Co.	12,293,560	332,910
Roper Industries, Inc.	55,600	9,350
Siemens AG	9	1
		351,538
Machinery - 0.9%
Cummins, Inc.	114,500	15,831
Deere & Co.	405,100	36,670
Stanley Black & Decker, Inc.	301,478	29,756
		82,257
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Acacia Research Corp. (f)	931,091	$ 10,261
Bureau Veritas SA	392,327	9,238
		19,499
Road & Rail - 0.2%
Daqin Railway Co. Ltd. (A Shares)	7,284,700	16,407
Trading Companies & Distributors - 0.4%
Watsco, Inc.	296,700	35,690
TOTAL INDUSTRIALS		1,060,491
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.7%
Cisco Systems, Inc.	6,555,086	188,983
QUALCOMM, Inc.	863,816	58,739
		247,722
Electronic Equipment & Components - 0.6%
Hitachi Ltd.	1,939,000	13,230
Hoya Corp.	218,100	8,406
TE Connectivity Ltd.	478,832	31,866
		53,502
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	45,300	24,859
Yahoo!, Inc. (a)	946,800	40,301
		65,160
IT Services - 2.6%
IBM Corp.	905,734	155,143
Paychex, Inc.	1,748,757	84,622
		239,765
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	2,350,282	46,512
Broadcom Corp. Class A	1,346,429	59,519
GT Advanced Technologies, Inc. rights	3,132,372	0
Maxim Integrated Products, Inc.	800,600	26,284
Xilinx, Inc.	115,700	5,017
		137,332
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.8%
Micro Focus International PLC	535,466	$ 10,306
Microsoft Corp. (i)	3,142,716	152,862
		163,168
Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.	2,574,700	69,285
First Data Holdings, Inc. Class B (k)	9,280,230	43,803
NEC Corp.	2,060,000	6,854
Samsung Electronics Co. Ltd.	5,356	7,011
Seagate Technology LLC	154,000	9,043
		135,996
TOTAL INFORMATION TECHNOLOGY		1,042,645
MATERIALS - 1.4%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	90,400	6,617
LyondellBasell Industries NV Class A	239,700	24,814
Potash Corp. of Saskatchewan, Inc.	935,900	30,563
Tronox Ltd. Class A	677,135	14,186
		76,180
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	1,222,792	28,454
Nucor Corp.	373,000	18,225
SunCoke Energy Partners LP	164,954	3,650
		50,329
TOTAL MATERIALS		126,509
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,516,089	87,157
Bezeq The Israel Telecommunication Corp. Ltd.	3,169,500	6,010
TDC A/S	2,925,700	22,275
Verizon Communications, Inc.	2,935,449	148,064
		263,506
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	18,873,527	66,495
TOTAL TELECOMMUNICATION SERVICES		330,001
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.5%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	713,582	$ 40,581
Exelon Corp.	2,150,400	73,157
PPL Corp. (i)	976,100	33,217
Southern Co. (i)	1,537,277	68,101
		215,056
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	319,300	10,827
TOTAL UTILITIES		225,883
TOTAL COMMON STOCKS (Cost $7,008,767)		8,472,121
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	175,900	10,434
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Crown Castle International Corp. 4.50%	67,600	7,078
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	23,789	8,041
Pharmaceuticals - 0.1%
Actavis PLC 5.50%	4,300	4,303
TOTAL HEALTH CARE		12,344
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	149,300	8,782
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	193,200	12,046
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.4%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	181,700	$ 8,952
NextEra Energy, Inc. Series E, 5.599%	233,300	15,447
		24,399
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375% (a)	37,000	4,200
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (a)	165,300	10,889
TOTAL UTILITIES		39,488
TOTAL CONVERTIBLE PREFERRED STOCKS		90,172
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc.:
7.00% (g)	4,830	4,921
Series A, 8.50%	233,580	6,190
		11,111
TOTAL PREFERRED STOCKS (Cost $86,493)		101,283
Corporate Bonds - 2.7%
		Principal (e) Amount (000s)
Convertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	13,930
Household Durables - 0.0%
Lennar Corp. 3.25% 11/15/21 (g)		$ 2,120	4,187
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		11,170	6,027
TOTAL CONSUMER DISCRETIONARY			24,144
Corporate Bonds - continued
		Principal (e) Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (j)		$ 6,250	$ 8,769
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		2,101	1,829
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		2,110	1,825
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		12,510	12,870
Ship Finance International Ltd. 3.25% 2/1/18		5,410	5,585
			22,109
FINANCIALS - 0.3%
Insurance - 0.1%
FNF Group 4.25% 8/15/18		2,640	5,282
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		17,382	22,365
TOTAL FINANCIALS			27,647
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. 2% 12/1/43		4,234	5,322
WellPoint, Inc. 2.75% 10/15/42		18,450	37,211
			42,533
Pharmaceuticals - 0.0%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		3,930	4,696
TOTAL HEALTH CARE			47,229
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
InterDigital, Inc. 1.5% 3/1/20 (g)		12,250	12,518
Liberty Interactive LLC 0.75% 3/30/43		3,730	5,399
			17,917
Semiconductors & Semiconductor Equipment - 0.3%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		5,850	2,121
3% 12/15/20 (d)		8,460	3,067
Intel Corp. 3.25% 8/1/39		5,490	8,945
Corporate Bonds - continued
		Principal (e) Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. 1.625% 2/15/25 (g)		$ 5,080	$ 5,194
Micron Technology, Inc. 3% 11/15/43		7,070	7,994
			27,321
Software - 0.1%
TiVo, Inc. 2% 10/1/21 (g)		5,630	5,398
Technology Hardware, Storage & Peripherals - 0.0%
SanDisk Corp. 1.5% 8/15/17		1,860	2,674
TOTAL INFORMATION TECHNOLOGY			53,310
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		7,420	8,533
TOTAL CONVERTIBLE BONDS			191,741
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (g)		11,260	11,387
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 7.375% 2/15/22		4,700	4,876
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Western Refining, Inc. 6.25% 4/1/21		1,735	1,752
FINANCIALS - 0.0%
Capital Markets - 0.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)		4,350	4,568
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. 4.25% 10/15/19		5,095	5,324
Kindred Escrow Corp. II 8.75% 1/15/23 (g)		4,200	4,673
			9,997
Corporate Bonds - continued
		Principal (e) Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		$ 6,765	$ 6,241
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		6,240	5,209
Walter Energy, Inc. 8.5% 4/15/21		7,720	627
			5,836
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.9% 5/1/19		3,500	3,604
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		3,435	3,585
TOTAL TELECOMMUNICATION SERVICES			7,189
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22 (g)		5,045	5,373
TOTAL NONCONVERTIBLE BONDS			57,219
TOTAL CORPORATE BONDS (Cost $236,036)			248,960
Bank Loan Obligations - 0.2%

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)		5,140	5,140
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j)		8,469	8,469
TOTAL BANK LOAN OBLIGATIONS (Cost $13,510)			13,609
Preferred Securities - 0.1%
		Principal (e) Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(g)(h) (Cost $6,128)	EUR	3,990	$ 4,793
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	284,009,286	284,009
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,760,425	2,760
TOTAL MONEY MARKET FUNDS (Cost $286,769)		286,769
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $7,637,703)		9,127,535
NET OTHER ASSETS (LIABILITIES) - 0.3%		29,323
NET ASSETS - 100%		$ 9,156,858
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)
Call Options
Chevron Corp.	6/19/15 - $120.00	5,607	$ 713	(188)
Johnson & Johnson	7/17/15 - $105.00	17,620	2,167	(934)
Microsoft Corp.	5/15/15 - $45.00	7,601	601	(2,831)
PPL Corp.	7/17/15 - $35.00	4,258	177	(224)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options - continued
Reynolds American, Inc.	5/15/15 - $67.50	3,355	$ 667	$ (2,097)
Southern Co.	5/15/15 - $47.00	7,215	253	(22)
TOTAL WRITTEN OPTIONS			$ 4,578	$ (6,296)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,196,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $345,078,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,803,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 111
Fidelity Securities Lending Cash Central Fund	128
Total	$ 239
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 721,770	$ 668,855	$ 52,915	$ -
Consumer Staples	773,131	747,174	25,957	-
Energy	891,634	855,546	36,088	-
Financials	2,409,022	2,346,061	62,961	-
Health Care	932,002	781,276	150,726	-
Industrials	1,069,273	1,022,336	46,937	-
Information Technology	1,042,645	960,046	38,796	43,803
Materials	126,509	126,509	-	-
Telecommunication Services	342,047	253,277	88,770	-
Utilities	265,371	239,035	26,336	-
Corporate Bonds	248,960	-	248,960	-
Bank Loan Obligations	13,609	-	13,609	-
Preferred Securities	4,793	-	4,793	-
Money Market Funds	286,769	286,769	-	-
Total Investments in Securities:	$ 9,127,535	$ 8,286,884	$ 796,848	$ 43,803
Derivative Instruments:
Liabilities
Written Options	$ (6,296)	$ (6,296)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 114,864
Level 2 to Level 1	$ 23,600
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $7,655,050,000. Net unrealized appreciation aggregated $1,472,485,000, of which $1,756,494,000 related to appreciated investment securities and $284,009,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2015

1.800359.111

MCV-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 1.7%
Delphi Automotive PLC	576,200	$ 47,824,600
Tenneco, Inc. (a)	300,300	17,552,535
		65,377,135
Diversified Consumer Services - 1.2%
Houghton Mifflin Harcourt Co. (a)	1,039,600	23,765,256
ServiceMaster Global Holdings, Inc.	659,800	22,802,688
		46,567,944
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	529,500	45,219,300
Household Durables - 0.4%
Whirlpool Corp.	89,400	15,698,640
Media - 1.2%
Liberty Global PLC Class A (a)	221,800	11,564,652
Omnicom Group, Inc.	424,300	32,144,968
		43,709,620
Multiline Retail - 0.9%
Dillard's, Inc. Class A	126,900	16,698,771
Macy's, Inc.	251,400	16,247,982
		32,946,753
Specialty Retail - 3.3%
AutoZone, Inc. (a)	58,500	39,350,610
Foot Locker, Inc.	340,200	20,224,890
GameStop Corp. Class A (d)	1,062,950	40,966,093
GNC Holdings, Inc.	405,300	17,448,165
Staples, Inc.	411,400	6,714,048
		124,703,806
TOTAL CONSUMER DISCRETIONARY		374,223,198
CONSUMER STAPLES - 2.7%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	415,000	30,506,650
Food Products - 1.4%
Bunge Ltd.	398,800	34,444,356
The J.M. Smucker Co.	151,200	17,527,104
		51,971,460
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.5%
Energizer Holdings, Inc.	128,500	$ 17,555,670
TOTAL CONSUMER STAPLES		100,033,780
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Nabors Industries Ltd.	330,000	5,511,000
Unit Corp. (a)	331,200	11,539,008
		17,050,008
Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy Co.	199,300	24,792,920
Cobalt International Energy, Inc. (a)	726,700	7,775,690
EQT Corp.	272,400	24,499,656
HollyFrontier Corp.	239,500	9,287,810
Marathon Petroleum Corp.	300,800	29,649,856
		96,005,932
TOTAL ENERGY		113,055,940
FINANCIALS - 33.9%
Banks - 5.5%
Comerica, Inc.	213,600	10,126,776
Fifth Third Bancorp	1,600,857	32,017,140
PNC Financial Services Group, Inc.	385,500	35,361,915
Prosperity Bancshares, Inc.	524,800	27,992,832
Regions Financial Corp.	2,823,400	27,754,022
SunTrust Banks, Inc.	1,142,700	47,422,050
U.S. Bancorp	574,800	24,641,676
		205,316,411
Capital Markets - 5.6%
Ameriprise Financial, Inc.	24,399	3,056,707
E*TRADE Financial Corp. (a)	209,900	6,043,021
Fortress Investment Group LLC	2,673,100	21,705,572
Invesco Ltd.	658,500	27,275,070
KKR & Co. LP	749,900	16,880,249
Lazard Ltd. Class A	267,500	14,185,525
Northern Trust Corp.	406,600	29,742,790
NorthStar Asset Management Group, Inc.	440,950	9,273,179
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Raymond James Financial, Inc.	381,300	$ 21,554,889
The Blackstone Group LP	1,504,500	61,624,320
		211,341,322
Consumer Finance - 5.1%
Capital One Financial Corp.	902,800	72,991,377
Discover Financial Services	1,081,800	62,711,946
Navient Corp.	2,218,800	43,355,352
Springleaf Holdings, Inc. (a)	298,400	14,920,000
		193,978,675
Diversified Financial Services - 0.5%
PHH Corp. (a)(d)	776,800	19,513,216
Insurance - 9.7%
ACE Ltd.	422,700	45,224,673
Allied World Assurance Co.	578,700	23,807,718
Allstate Corp.	844,076	58,798,334
AmTrust Financial Services, Inc. (d)	751,555	44,694,976
Arthur J. Gallagher & Co.	517,500	24,752,025
Brown & Brown, Inc.	1,498,100	47,864,295
Everest Re Group Ltd.	63,200	11,307,112
FNF Group	1,044,500	37,591,555
FNFV Group (a)	53,479	799,511
Principal Financial Group, Inc.	575,000	29,394,000
Progressive Corp.	1,279,100	34,100,806
Unum Group	174,500	5,960,920
		364,295,925
Real Estate Investment Trusts - 7.2%
American Capital Agency Corp.	1,658,700	34,227,275
Equity Lifestyle Properties, Inc.	1,013,800	53,548,916
FelCor Lodging Trust, Inc.	820,290	9,113,422
Lamar Advertising Co. Class A	581,200	33,686,352
MFA Financial, Inc.	4,742,000	36,845,340
NorthStar Realty Finance Corp. (d)	3,255,750	61,077,870
RLJ Lodging Trust	548,900	16,285,863
Weyerhaeuser Co.	830,200	26,159,602
		270,944,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	265,000	$ 12,563,650
TOTAL FINANCIALS		1,277,953,839
HEALTH CARE - 9.4%
Biotechnology - 0.4%
United Therapeutics Corp. (a)	92,300	14,739,387
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	1,120,200	19,961,964
Medtronic PLC	438,950	32,679,828
		52,641,792
Health Care Providers & Services - 4.3%
Cardinal Health, Inc.	499,900	42,161,566
Cigna Corp.	240,200	29,938,528
DaVita HealthCare Partners, Inc. (a)	244,700	19,845,170
HCA Holdings, Inc. (a)	603,400	44,657,634
Omnicare, Inc.	294,900	25,945,302
		162,548,200
Pharmaceuticals - 3.3%
Actavis PLC (a)	133,600	37,790,096
Hospira, Inc. (a)	208,400	18,191,236
Mallinckrodt PLC (a)	201,700	22,828,406
Teva Pharmaceutical Industries Ltd. sponsored ADR	746,100	45,079,362
		123,889,100
TOTAL HEALTH CARE		353,818,479
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
United Technologies Corp.	361,900	41,166,125
Airlines - 0.3%
American Airlines Group, Inc.	217,500	10,501,988
Construction & Engineering - 1.9%
AECOM Technology Corp. (a)	1,160,170	36,614,968
Jacobs Engineering Group, Inc. (a)	818,600	35,085,196
		71,700,164
Electrical Equipment - 1.5%
Babcock & Wilcox Co.	422,770	13,663,926
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys	338,500	$ 22,984,150
Regal Beloit Corp.	248,400	19,424,880
		56,072,956
Industrial Conglomerates - 1.0%
Danaher Corp.	458,600	37,550,168
Machinery - 1.7%
AGCO Corp. (d)	146,500	7,546,215
Cummins, Inc.	41,900	5,793,094
Stanley Black & Decker, Inc.	261,300	25,790,310
Valmont Industries, Inc.	220,300	27,762,206
		66,891,825
TOTAL INDUSTRIALS		283,883,226
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc.	2,453,200	27,721,160
Harris Corp.	250,169	20,073,561
Juniper Networks, Inc.	741,900	19,608,417
Plantronics, Inc.	317,300	16,902,571
QUALCOMM, Inc.	110,000	7,480,000
		91,785,709
Electronic Equipment & Components - 1.3%
Ingram Micro, Inc. Class A (a)	546,000	13,737,360
TE Connectivity Ltd.	555,200	36,948,560
		50,685,920
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	50,800	27,877,516
IT Services - 1.8%
Computer Sciences Corp.	330,700	21,313,615
Science Applications International Corp.	555,100	27,810,510
Total System Services, Inc.	427,100	16,896,076
		66,020,201
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	716,600	31,677,303
Marvell Technology Group Ltd.	1,423,700	19,946,037
NXP Semiconductors NV (a)	39,200	3,767,904
Qorvo, Inc. (a)	387,535	25,542,432
		80,933,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.2%
Citrix Systems, Inc. (a)	157,400	$ 10,570,984
Symantec Corp.	1,138,600	28,379,605
Synopsys, Inc. (a)	922,000	43,223,360
		82,173,949
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	937,300	25,222,743
NCR Corp. (a)	180,300	4,947,432
SanDisk Corp.	303,000	20,282,820
Western Digital Corp.	466,300	45,576,162
		96,029,157
TOTAL INFORMATION TECHNOLOGY		495,506,128
MATERIALS - 6.9%
Chemicals - 4.4%
Agrium, Inc.	252,700	26,181,102
CF Industries Holdings, Inc.	249,500	71,723,765
LyondellBasell Industries NV Class A	468,900	48,540,528
Sigma Aldrich Corp.	145,700	20,240,644
		166,686,039
Containers & Packaging - 1.8%
Graphic Packaging Holding Co.	1,316,000	18,555,600
Rock-Tenn Co. Class A	756,168	47,623,461
		66,179,061
Metals & Mining - 0.7%
Steel Dynamics, Inc.	1,145,500	25,349,915
TOTAL MATERIALS		258,215,015
UTILITIES - 9.7%
Electric Utilities - 6.8%
American Electric Power Co., Inc.	605,300	34,423,411
Edison International	401,300	24,455,222
Entergy Corp.	665,100	51,332,418
Exelon Corp.	1,719,500	58,497,390
Great Plains Energy, Inc.	795,600	20,828,808
IDACORP, Inc.	461,600	27,848,328
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	741,800	$ 25,243,454
Xcel Energy, Inc.	456,200	15,469,742
		258,098,773
Gas Utilities - 0.7%
Atmos Energy Corp.	496,200	26,794,800
Multi-Utilities - 2.2%
CMS Energy Corp.	1,034,700	35,107,371
DTE Energy Co.	119,800	9,539,674
NiSource, Inc.	862,400	37,445,408
		82,092,453
TOTAL UTILITIES		366,986,026
TOTAL COMMON STOCKS (Cost $3,234,156,704)		3,623,675,631
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.15% (b)	165,086,503	165,086,503
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	99,944,497	99,944,497
TOTAL MONEY MARKET FUNDS (Cost $265,031,000)		265,031,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,499,187,704)		3,888,706,631
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(117,872,138)
NET ASSETS - 100%		$ 3,770,834,493
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,453
Fidelity Securities Lending Cash Central Fund	517,656
Total	$ 565,109
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $3,504,133,269. Net unrealized appreciation aggregated $384,573,362, of which $428,184,111 related to appreciated investment securities and $43,610,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Equity-Income Fund

April 30, 2015

1.950933.102

AEDTI-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	64,308	$ 4,100,921
Dunkin' Brands Group, Inc.	82,800	4,314,708
McDonald's Corp.	188,027	18,154,007
Texas Roadhouse, Inc. Class A	33,707	1,132,555
Yum! Brands, Inc.	188,181	16,176,039
		43,878,230
Household Durables - 0.4%
M.D.C. Holdings, Inc. (d)	133,200	3,575,088
Tupperware Brands Corp.	72,500	4,847,350
		8,422,438
Leisure Products - 0.5%
Mattel, Inc.	358,700	10,100,992
Media - 2.0%
Comcast Corp. Class A	526,828	30,429,585
Sinclair Broadcast Group, Inc. Class A	95,701	2,932,279
Viacom, Inc. Class B (non-vtg.)	55,100	3,826,695
		37,188,559
Multiline Retail - 2.2%
Kohl's Corp.	91,602	6,563,283
Macy's, Inc.	154,100	9,959,483
Target Corp.	311,797	24,578,958
		41,101,724
Specialty Retail - 0.9%
Foot Locker, Inc.	179,941	10,697,492
GNC Holdings, Inc.	142,800	6,147,540
		16,845,032
TOTAL CONSUMER DISCRETIONARY		157,536,975
CONSUMER STAPLES - 9.5%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	40,800	4,897,632
Molson Coors Brewing Co. Class B	155,300	11,416,103
The Coca-Cola Co.	91,600	3,715,296
		20,029,031
Food & Staples Retailing - 2.4%
CVS Health Corp.	233,787	23,212,711
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	104,542	$ 8,159,503
Walgreens Boots Alliance, Inc.	166,286	13,790,098
		45,162,312
Food Products - 1.0%
B&G Foods, Inc. Class A	83,855	2,549,192
Kellogg Co.	243,903	15,446,377
Sanderson Farms, Inc. (d)	16,200	1,216,944
		19,212,513
Household Products - 2.6%
Procter & Gamble Co.	621,581	49,421,905
Personal Products - 0.3%
Avon Products, Inc.	644,300	5,263,931
Tobacco - 2.2%
Lorillard, Inc.	238,079	16,632,199
Philip Morris International, Inc.	184,931	15,436,191
Reynolds American, Inc. (e)	127,729	9,362,536
		41,430,926
TOTAL CONSUMER STAPLES		180,520,618
ENERGY - 10.1%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	188,345	5,138,052
National Oilwell Varco, Inc.	93,700	5,098,217
Oceaneering International, Inc.	65,500	3,609,705
		13,845,974
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	112,659	10,601,212
Apache Corp.	214,895	14,698,818
Chevron Corp. (e)	753,369	83,669,161
CONSOL Energy, Inc.	170,106	5,525,043
Foresight Energy LP	133,500	1,851,645
HollyFrontier Corp.	18,724	726,117
Kinder Morgan, Inc.	219,100	9,410,345
Legacy Reserves LP	274,700	3,551,871
Markwest Energy Partners LP	155,447	10,486,455
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	575,700	$ 29,470,083
Williams Partners LP	142,451	7,037,079
		177,027,829
TOTAL ENERGY		190,873,803
FINANCIALS - 27.9%
Banks - 14.7%
Bank of America Corp.	982,400	15,649,632
BB&T Corp.	54,500	2,086,805
CIT Group, Inc.	29,900	1,346,397
Comerica, Inc.	278,600	13,208,426
First Niagara Financial Group, Inc.	543,700	4,944,952
FirstMerit Corp.	346,930	6,720,034
JPMorgan Chase & Co.	1,254,530	79,361,568
KeyCorp	461,700	6,671,565
M&T Bank Corp.	250,770	30,009,646
PNC Financial Services Group, Inc.	40,800	3,742,584
Regions Financial Corp.	887,400	8,723,142
SunTrust Banks, Inc.	377,600	15,670,400
TCF Financial Corp.	50,500	790,830
U.S. Bancorp	591,821	25,371,366
Wells Fargo & Co.	1,182,549	65,158,450
		279,455,797
Capital Markets - 5.8%
Apollo Investment Corp. (d)	909,200	7,273,600
Ares Capital Corp.	500,352	8,515,991
Ares Management LP	201,700	3,652,787
Carlyle Group LP	71,300	2,152,547
Greenhill & Co., Inc.	38,191	1,510,454
KKR & Co. LP	852,028	19,179,150
Morgan Stanley	318,000	11,864,580
Pershing Square Holdings Ltd. (a)	27,730	738,902
State Street Corp.	191,200	14,745,344
The Blackstone Group LP	921,800	37,756,928
TPG Specialty Lending, Inc.	118,122	2,145,096
		109,535,379
Insurance - 5.1%
ACE Ltd.	151,400	16,198,286
Allied World Assurance Co.	104,100	4,282,674
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	662,251	$ 33,966,854
Prudential Financial, Inc.	185,692	15,152,467
The Chubb Corp.	164,970	16,224,800
The Travelers Companies, Inc.	110,468	11,169,419
		96,994,500
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	417,073	8,606,301
Annaly Capital Management, Inc.	836,000	8,418,520
Coresite Realty Corp.	28,533	1,371,867
Cousins Properties, Inc.	247,200	2,407,728
Duke Realty LP	204,300	4,047,183
First Potomac Realty Trust	279,515	2,996,401
Home Properties, Inc.	39,645	2,916,286
Piedmont Office Realty Trust, Inc. Class A	155,000	2,709,400
Retail Properties America, Inc.	91,300	1,379,543
Sabra Health Care REIT, Inc.	63,800	1,906,344
Two Harbors Investment Corp.	314,500	3,302,250
Ventas, Inc.	15,600	1,074,840
		41,136,663
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	106,562	1,903,197
TOTAL FINANCIALS		529,025,536
HEALTH CARE - 9.7%
Biotechnology - 0.5%
Amgen, Inc.	57,600	9,095,616
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	128,224	8,814,118
DENTSPLY International, Inc.	78,700	4,013,700
Medtronic PLC	289,874	21,581,119
Meridian Bioscience, Inc.	114,000	2,020,080
St. Jude Medical, Inc.	53,600	3,754,680
		40,183,697
Health Care Providers & Services - 0.3%
Anthem, Inc.	36	5,433
UnitedHealth Group, Inc.	48,421	5,394,099
		5,399,532
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.8%
AbbVie, Inc.	78,500	$ 5,075,810
Johnson & Johnson (e)	871,693	86,471,947
Merck & Co., Inc.	131,553	7,835,297
Pfizer, Inc.	883,336	29,971,590
		129,354,644
TOTAL HEALTH CARE		184,033,489
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.7%
The Boeing Co.	101,500	14,549,010
United Technologies Corp.	154,600	17,585,750
		32,134,760
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	66,943	4,310,460
United Parcel Service, Inc. Class B	433,000	43,529,490
		47,839,950
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	196,750	7,321,068
Republic Services, Inc.	41,100	1,669,893
		8,990,961
Electrical Equipment - 1.0%
Eaton Corp. PLC	174,200	11,972,766
Emerson Electric Co.	130,300	7,665,549
		19,638,315
Industrial Conglomerates - 4.5%
General Electric Co.	3,126,956	84,677,968
Machinery - 1.1%
Cummins, Inc.	36,400	5,032,664
Deere & Co.	99,600	9,015,792
Stanley Black & Decker, Inc.	61,877	6,107,260
		20,155,716
Professional Services - 0.1%
Acacia Research Corp.	172,106	1,896,608
Trading Companies & Distributors - 0.5%
Watsco, Inc.	75,100	9,033,779
TOTAL INDUSTRIALS		224,368,057
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,546,859	$ 44,595,945
QUALCOMM, Inc.	205,010	13,940,680
		58,536,625
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	119,124	7,927,702
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	11,900	6,530,363
Yahoo!, Inc. (a)	221,600	9,432,404
		15,962,767
IT Services - 2.9%
IBM Corp.	211,984	36,310,739
Paychex, Inc.	373,396	18,068,632
		54,379,371
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	701,886	13,890,324
Broadcom Corp. Class A	421,195	18,618,925
Maxim Integrated Products, Inc.	175,400	5,758,382
Xilinx, Inc.	25,100	1,088,336
		39,355,967
Software - 1.7%
Microsoft Corp. (e)	681,300	33,138,432
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	540,500	14,544,855
Seagate Technology LLC	34,800	2,043,456
		16,588,311
TOTAL INFORMATION TECHNOLOGY		225,889,175
MATERIALS - 1.0%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	53,700	5,559,024
Tronox Ltd. Class A	125,800	2,635,510
		8,194,534
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	241,841	5,627,640
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	85,100	$ 4,157,986
SunCoke Energy Partners LP	37,914	839,037
		10,624,663
TOTAL MATERIALS		18,819,197
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	646,391	22,390,984
Verizon Communications, Inc.	846,190	42,681,824
		65,072,808
UTILITIES - 2.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	102,445	5,826,047
Exelon Corp.	481,500	16,380,630
PPL Corp. (e)	267,900	9,116,637
Southern Co. (e)	362,834	16,073,546
		47,396,860
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	66,600	2,258,406
TOTAL UTILITIES		49,655,266
TOTAL COMMON STOCKS (Cost $1,607,432,151)		1,825,794,924
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	64,994,220	$ 64,994,220
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	9,146,900	9,146,900
TOTAL MONEY MARKET FUNDS (Cost $74,141,120)		74,141,120
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,681,573,271)		1,899,936,044
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,112,986)
NET ASSETS - 100%		$ 1,893,823,058
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Chevron Corp.	6/19/15 - $120.00	1,699	$ 215,926	$ (56,917)
Johnson & Johnson	7/17/15 - $105.00	4,044	497,401	(214,332)
Microsoft Corp.	5/15/15 - $45.00	1,540	121,865	(573,650)
PPL Corp.	7/17/15 - $35.00	1,133	47,018	(59,483)
Reynolds American, Inc.	5/15/15 - $67.50	703	139,817	(439,375)
Southern Co.	5/15/15 - $47.00	1,664	58,323	(4,992)
TOTAL WRITTEN OPTIONS	$ 1,080,350	$ (1,348,749)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $82,856,243.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,076
Fidelity Securities Lending Cash Central Fund	14,677
Total	$ 40,753
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 157,536,975	$ 157,536,975	$ -	$ -
Consumer Staples	180,520,618	180,520,618	-	-
Energy	190,873,803	190,873,803	-	-
Financials	529,025,536	528,286,634	738,902	-
Health Care	184,033,489	184,033,489	-	-
Industrials	224,368,057	224,368,057	-	-
Information Technology	225,889,175	225,889,175	-	-
Materials	18,819,197	18,819,197	-	-
Telecommunication Services	65,072,808	65,072,808	-	-
Utilities	49,655,266	49,655,266	-	-
Money Market Funds	74,141,120	74,141,120	-	-
Total Investments in Securities:	$ 1,899,936,044	$ 1,899,197,142	$ 738,902	$ -
Derivative Instruments:
Liabilities
Written Options	$ (1,348,749)	$ (1,348,749)	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,683,340,112. Net unrealized appreciation aggregated $216,595,932, of which $254,089,492 related to appreciated investment securities and $37,493,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Stock Selector
Large Cap Value Fund

April 30, 2015

1.950918.102

ALDTI-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.6%
Delphi Automotive PLC	84,851	$ 7,042,633
Household Durables - 1.4%
Jarden Corp. (a)	161,500	8,265,570
Whirlpool Corp.	54,000	9,482,400
		17,747,970
Media - 2.6%
Liberty Broadband Corp. Class C (a)	87,506	4,748,076
Liberty Media Corp. Class C (a)	103,200	3,916,440
Omnicom Group, Inc.	98,600	7,469,936
Time Warner, Inc.	80,500	6,795,005
Twenty-First Century Fox, Inc. Class A	307,860	10,491,869
		33,421,326
Multiline Retail - 1.5%
Macy's, Inc.	120,435	7,783,714
Target Corp.	133,219	10,501,654
		18,285,368
TOTAL CONSUMER DISCRETIONARY		76,497,297
CONSUMER STAPLES - 7.1%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	72,400	3,215,284
Molson Coors Brewing Co. Class B	87,453	6,428,670
		9,643,954
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	262,982	20,525,745
Walgreens Boots Alliance, Inc.	125,375	10,397,349
		30,923,094
Food Products - 1.6%
Bunge Ltd.	110,366	9,532,311
The J.M. Smucker Co.	94,336	10,935,429
		20,467,740
Household Products - 1.7%
Procter & Gamble Co.	265,485	21,108,712
Personal Products - 0.6%
Coty, Inc. Class A	324,563	7,760,301
TOTAL CONSUMER STAPLES		89,903,801
Common Stocks - continued
	Shares	Value
ENERGY - 11.4%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	82,700	$ 6,592,844
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	127,500	11,997,750
Cabot Oil & Gas Corp.	143,400	4,849,788
California Resources Corp.	395,500	3,678,150
Chevron Corp.	607,986	67,522,925
Cimarex Energy Co.	38,000	4,727,200
Imperial Oil Ltd.	262,900	11,588,083
Kinder Morgan, Inc.	282,200	12,120,490
Stone Energy Corp. (a)	124,000	2,116,680
Tesoro Corp.	225,200	19,328,916
		137,929,982
TOTAL ENERGY		144,522,826
FINANCIALS - 27.9%
Banks - 8.9%
Bank of America Corp.	646,800	10,303,524
CIT Group, Inc.	265,000	11,932,950
Citigroup, Inc.	6,600	351,912
JPMorgan Chase & Co.	112,200	7,097,772
PNC Financial Services Group, Inc.	192,600	17,667,198
Popular, Inc. (a)	164,474	5,333,892
U.S. Bancorp	518,008	22,207,003
Wells Fargo & Co.	692,275	38,144,353
		113,038,604
Capital Markets - 3.5%
Franklin Resources, Inc.	120,100	6,192,356
Goldman Sachs Group, Inc.	128,222	25,185,365
State Street Corp.	70,154	5,410,276
The Blackstone Group LP	191,400	7,839,744
		44,627,741
Consumer Finance - 2.4%
Capital One Financial Corp.	272,586	22,038,578
Discover Financial Services	143,900	8,341,883
		30,380,461
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	316,839	$ 44,740,835
The NASDAQ OMX Group, Inc.	160,701	7,814,890
		52,555,725
Insurance - 6.9%
ACE Ltd.	163,420	17,484,306
AFLAC, Inc.	186,600	11,763,264
Axis Capital Holdings Ltd.	230,100	11,979,006
MetLife, Inc.	255,251	13,091,824
Reinsurance Group of America, Inc.	154,300	14,136,966
The Chubb Corp.	7,900	776,965
The Travelers Companies, Inc.	172,700	17,461,697
		86,694,028
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	664,035	6,686,832
Equity Residential (SBI)	22,950	1,695,087
General Growth Properties, Inc.	161,744	4,431,786
The Macerich Co.	18,879	1,543,547
		14,357,252
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	280,971	10,772,428
TOTAL FINANCIALS		352,426,239
HEALTH CARE - 13.3%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	292
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	118,100	5,482,202
Boston Scientific Corp. (a)	611,000	10,888,020
Medtronic PLC	242,283	18,037,969
		34,408,191
Health Care Providers & Services - 3.3%
Aetna, Inc.	76,100	8,132,807
Anthem, Inc.	71,347	10,768,403
HCA Holdings, Inc. (a)	91,100	6,742,311
McKesson Corp.	22,239	4,968,193
UnitedHealth Group, Inc.	97,400	10,850,360
		41,462,074
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.3%
Endo Health Solutions, Inc. (a)	105,367	$ 8,857,677
Jazz Pharmaceuticals PLC (a)	103,568	18,507,602
Johnson & Johnson	238,005	23,610,096
Pfizer, Inc.	933,238	31,664,765
Shire PLC sponsored ADR	17,300	4,212,723
Teva Pharmaceutical Industries Ltd. sponsored ADR	99,300	5,999,706
		92,852,569
TOTAL HEALTH CARE		168,723,126
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.4%
L-3 Communications Holdings, Inc.	82,258	9,452,267
Textron, Inc.	60,811	2,674,468
United Technologies Corp.	44,104	5,016,830
		17,143,565
Air Freight & Logistics - 1.1%
FedEx Corp.	80,841	13,708,208
Building Products - 1.3%
Allegion PlC	268,803	16,437,303
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	343,794	10,850,139
Industrial Conglomerates - 3.0%
Danaher Corp.	64,967	5,319,498
General Electric Co.	1,229,693	33,300,086
		38,619,584
Machinery - 0.9%
Deere & Co.	120,621	10,918,613
Road & Rail - 0.9%
CSX Corp.	333,300	12,028,797
Trading Companies & Distributors - 0.6%
MRC Global, Inc. (a)	565,400	8,254,840
TOTAL INDUSTRIALS		127,961,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	428,165	$ 12,343,997
QUALCOMM, Inc.	189,900	12,913,200
		25,257,197
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	284,421	6,405,161
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	8,100	4,445,037
LendingClub Corp. (d)	9,400	164,030
Yahoo!, Inc. (a)	160,852	6,846,665
		11,455,732
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	328,949	14,541,191
Software - 1.7%
Microsoft Corp.	278,700	13,555,968
Symantec Corp.	302,395	7,537,195
		21,093,163
Technology Hardware, Storage & Peripherals - 2.9%
EMC Corp.	567,003	15,258,051
Hewlett-Packard Co.	657,100	21,664,587
		36,922,638
TOTAL INFORMATION TECHNOLOGY		115,675,082
MATERIALS - 3.3%
Chemicals - 2.7%
Agrium, Inc.	77,000	7,977,621
Axiall Corp.	36,294	1,480,795
Eastman Chemical Co.	131,100	9,992,442
LyondellBasell Industries NV Class A	73,951	7,655,408
Methanex Corp.	121,700	7,324,191
		34,430,457
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	292,888	6,815,504
TOTAL MATERIALS		41,245,961
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	597,535	$ 20,698,612
CenturyLink, Inc.	76,703	2,758,240
		23,456,852
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	73,000	2,484,920
TOTAL TELECOMMUNICATION SERVICES		25,941,772
UTILITIES - 5.9%
Electric Utilities - 3.4%
Edison International	120,700	7,355,458
Exelon Corp.	235,500	8,011,710
ITC Holdings Corp.	150,710	5,425,560
NextEra Energy, Inc.	112,700	11,374,811
OGE Energy Corp.	123,100	4,022,908
PPL Corp.	222,800	7,581,884
		43,772,331
Gas Utilities - 0.4%
National Fuel Gas Co.	71,400	4,601,730
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	105,300	3,503,331
Multi-Utilities - 1.8%
CMS Energy Corp.	180,900	6,137,937
NiSource, Inc.	192,000	8,336,640
Sempra Energy	80,432	8,539,465
		23,014,042
TOTAL UTILITIES		74,891,434
TOTAL COMMON STOCKS (Cost $1,005,750,321)		1,217,788,587
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 6/11/15 (e) (Cost $209,996)	$ 210,000	209,999
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	47,722,034	$ 47,722,034
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	169,725	169,725
TOTAL MONEY MARKET FUNDS (Cost $47,891,759)		47,891,759
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,053,852,076)		1,265,890,345
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(835,310)
NET ASSETS - 100%		$ 1,265,055,035
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 ICE Russell 1000 Value Index Contracts (United States)	June 2015	$ 3,670,920	$ 20,313
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $101,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,266
Fidelity Securities Lending Cash Central Fund	5,282
Total	$ 25,548
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 76,497,297	$ 76,497,297	$ -	$ -
Consumer Staples	89,903,801	89,903,801	-	-
Energy	144,522,826	144,522,826	-	-
Financials	352,426,239	352,426,239	-	-
Health Care	168,723,126	168,723,126	-	-
Industrials	127,961,049	127,961,049	-	-
Information Technology	115,675,082	115,675,082	-	-
Materials	41,245,961	41,245,961	-	-
Telecommunication Services	25,941,772	25,941,772	-	-
Utilities	74,891,434	74,891,434	-	-
U.S. Government and Government Agency Obligations	209,999	-	209,999	-
Money Market Funds	47,891,759	47,891,759	-	-
Total Investments in Securities:	$ 1,265,890,345	$ 1,265,680,346	$ 209,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 20,313	$ 20,313	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,054,169,279. Net unrealized appreciation aggregated $211,721,066, of which $228,302,004 related to appreciated investment securities and $16,580,938 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

April 30, 2015

1.800356.111

LCV-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.6%
Delphi Automotive PLC	57,000	$ 4,731,000
Household Durables - 1.4%
Jarden Corp. (a)	108,600	5,558,148
Whirlpool Corp.	36,300	6,374,280
		11,932,428
Media - 2.7%
Liberty Broadband Corp. Class C (a)	58,887	3,195,209
Liberty Media Corp. Class C (a)	69,800	2,648,910
Omnicom Group, Inc.	66,300	5,022,888
Time Warner, Inc.	54,100	4,566,581
Twenty-First Century Fox, Inc. Class A	206,900	7,051,152
		22,484,740
Multiline Retail - 1.5%
Macy's, Inc.	80,950	5,231,799
Target Corp.	89,434	7,050,082
		12,281,881
TOTAL CONSUMER DISCRETIONARY		51,430,049
CONSUMER STAPLES - 6.9%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	46,300	2,056,183
Molson Coors Brewing Co. Class B	55,900	4,109,209
		6,165,392
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	167,945	13,108,107
Walgreens Boots Alliance, Inc.	80,040	6,637,717
		19,745,824
Food Products - 1.6%
Bunge Ltd.	70,535	6,092,108
The J.M. Smucker Co.	60,242	6,983,253
		13,075,361
Household Products - 1.6%
Procter & Gamble Co.	169,680	13,491,257
Personal Products - 0.6%
Coty, Inc. Class A	207,452	4,960,177
TOTAL CONSUMER STAPLES		57,438,011
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	67,400	$ 5,373,128
Oil, Gas & Consumable Fuels - 11.3%
Cabot Oil & Gas Corp.	119,800	4,051,636
California Resources Corp.	508,200	4,726,260
Chevron Corp.	230,400	25,588,224
Imperial Oil Ltd.	408,400	18,001,419
PDC Energy, Inc. (a)	77,100	4,374,654
Stone Energy Corp. (a)	201,600	3,441,312
Suncor Energy, Inc.	524,800	17,090,254
Tesoro Corp.	125,600	10,780,248
Whiting Petroleum Corp. (a)	149,800	5,678,918
		93,732,925
TOTAL ENERGY		99,106,053
FINANCIALS - 28.3%
Banks - 10.6%
Bank of America Corp.	100,000	1,593,000
CIT Group, Inc.	180,900	8,145,927
Citigroup, Inc.	40,000	2,132,800
First Citizen Bancshares, Inc. (a)	27,200	6,537,248
First Niagara Financial Group, Inc.	300,000	2,728,500
Hilltop Holdings, Inc. (a)	50,169	1,008,899
Investors Bancorp, Inc.	502,300	5,947,232
JPMorgan Chase & Co.	80,000	5,060,800
PNC Financial Services Group, Inc.	97,100	8,906,983
Popular, Inc. (a)	98,280	3,187,220
Susquehanna Bancshares, Inc.	427,300	5,742,912
U.S. Bancorp	244,100	10,464,567
Wells Fargo & Co.	481,300	26,519,630
		87,975,718
Capital Markets - 4.8%
Fortress Investment Group LLC	565,000	4,587,800
Goldman Sachs Group, Inc.	80,000	15,713,600
Interactive Brokers Group, Inc.	320,900	10,894,555
Invesco Ltd.	180,800	7,488,736
LPL Financial	25,000	1,011,750
		39,696,441
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.6%
Discover Financial Services	25,000	$ 1,449,250
Enova International, Inc. (a)	31,175	577,049
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,770,080
Navient Corp.	44,500	869,530
		4,665,909
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	248,457	35,084,613
Rescap Liquidating Trust	90,000	954,000
		36,038,613
Insurance - 5.1%
ACE Ltd.	109,500	11,715,405
AFLAC, Inc.	173,450	10,934,288
AMBAC Financial Group, Inc. (a)	180,000	4,141,800
Donegal Group, Inc. Class A	56,000	846,160
National Western Life Insurance Co. Class A	8,750	2,096,588
Old Republic International Corp.	148,700	2,273,623
StanCorp Financial Group, Inc.	55,500	4,000,440
Torchmark Corp.	114,525	6,425,998
		42,434,302
Real Estate Investment Trusts - 0.5%
Eurobank Properties Real Estate Investment Co.	389,162	3,092,987
FelCor Lodging Trust, Inc.	100,000	1,111,000
		4,203,987
Real Estate Management & Development - 1.1%
Consolidated-Tomoka Land Co. (e)	33,650	1,842,001
Kennedy-Wilson Holdings, Inc. (a)	285,500	7,074,690
		8,916,691
Thrifts & Mortgage Finance - 1.2%
Beneficial Bancorp, Inc. (a)	313,185	3,632,946
Meridian Bancorp, Inc. (a)	514,164	6,607,007
		10,239,953
TOTAL FINANCIALS		234,171,614
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	106,200	4,929,804
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	351,800	$ 6,269,076
Medtronic PLC	160,994	11,986,003
		23,184,883
Health Care Providers & Services - 3.2%
Aetna, Inc.	45,700	4,883,959
Anthem, Inc.	40,901	6,173,188
HCA Holdings, Inc. (a)	64,000	4,736,640
McKesson Corp.	19,400	4,333,960
UnitedHealth Group, Inc.	60,800	6,773,120
		26,900,867
Pharmaceuticals - 7.8%
Actavis PLC (a)	25,500	7,212,930
Endo Health Solutions, Inc. (a)	54,000	4,539,510
GlaxoSmithKline PLC sponsored ADR	38,700	1,786,005
Jazz Pharmaceuticals PLC (a)	78,500	14,027,950
Johnson & Johnson	162,500	16,120,000
Pfizer, Inc.	545,200	18,498,636
Valeant Pharmaceuticals International (Canada) (a)	9,100	1,973,339
		64,158,370
TOTAL HEALTH CARE		114,244,120
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.4%
L-3 Communications Holdings, Inc.	54,400	6,251,104
Textron, Inc.	40,200	1,767,996
United Technologies Corp.	29,200	3,321,500
		11,340,600
Air Freight & Logistics - 1.1%
FedEx Corp.	53,500	9,071,995
Building Products - 1.3%
Allegion PlC	177,919	10,879,747
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	227,756	7,187,983
Industrial Conglomerates - 3.1%
Danaher Corp.	43,000	3,520,840
General Electric Co.	814,200	22,048,536
		25,569,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Deere & Co.	79,850	$ 7,228,022
Road & Rail - 0.9%
CSX Corp.	220,700	7,965,063
Trading Companies & Distributors - 0.6%
MRC Global, Inc. (a)	374,300	5,464,780
TOTAL INDUSTRIALS		84,707,566
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 3.0%
Cisco Systems, Inc.	393,500	11,344,605
QUALCOMM, Inc.	190,000	12,920,000
		24,264,605
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	147,248	3,316,025
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	83,200	3,541,408
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	172,400	7,620,942
Software - 1.2%
Microsoft Corp.	115,000	5,593,600
Symantec Corp.	176,800	4,406,740
		10,000,340
Technology Hardware, Storage & Peripherals - 3.1%
EMC Corp.	305,100	8,210,241
Hewlett-Packard Co.	416,900	13,745,193
Samsung Electronics Co. Ltd.	2,927	3,831,614
		25,787,048
TOTAL INFORMATION TECHNOLOGY		74,530,368
MATERIALS - 3.2%
Chemicals - 2.6%
Agrium, Inc.	57,100	5,915,872
Axiall Corp.	30,700	1,252,560
Eastman Chemical Co.	75,500	5,754,610
LyondellBasell Industries NV Class A	35,220	3,645,974
Methanex Corp.	87,600	5,271,973
		21,840,989
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	197,500	$ 4,595,825
TOTAL MATERIALS		26,436,814
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	389,100	13,478,424
CenturyLink, Inc.	62,014	2,230,023
		15,708,447
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	59,400	2,021,976
TOTAL TELECOMMUNICATION SERVICES		17,730,423
UTILITIES - 5.9%
Electric Utilities - 3.9%
Edison International	69,600	4,241,424
Exelon Corp.	151,900	5,167,638
ITC Holdings Corp.	105,700	3,805,200
NextEra Energy, Inc.	70,010	7,066,109
OGE Energy Corp.	78,100	2,552,308
PPL Corp.	147,300	5,012,619
Xcel Energy, Inc.	141,100	4,784,701
		32,629,999
Gas Utilities - 0.4%
National Fuel Gas Co.	48,200	3,106,490
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	76,800	2,555,136
Multi-Utilities - 1.3%
NiSource, Inc.	116,100	5,041,062
Sempra Energy	53,750	5,706,638
		10,747,700
TOTAL UTILITIES		49,039,325
TOTAL COMMON STOCKS (Cost $711,279,385)		808,834,343
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75% (Cost $5,890,714)	243,866	$ 6,389,289
U.S. Treasury Obligations - 0.0%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.03% 6/25/15 (Cost $69,997)		$ 70,000	70,000
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353,224)	EUR	230,000	276,168
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	10,635,014	10,635,014
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	607,675	607,675
TOTAL MONEY MARKET FUNDS (Cost $11,242,689)		11,242,689
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $728,836,009)		826,812,489
NET OTHER ASSETS (LIABILITIES) - 0.1%		919,467
NET ASSETS - 100%		$ 827,731,956
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $276,168 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,068
Fidelity Securities Lending Cash Central Fund	9,719
Total	$ 18,787
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,430,049	$ 51,430,049	$ -	$ -
Consumer Staples	57,438,011	57,438,011	-	-
Energy	99,106,053	99,106,053	-	-
Financials	240,560,903	237,467,916	3,092,987	-
Health Care	114,244,120	114,244,120	-	-
Industrials	84,707,566	84,707,566	-	-
Information Technology	74,530,368	74,530,368	-	-
Materials	26,436,814	26,436,814	-	-
Telecommunication Services	17,730,423	17,730,423	-	-
Utilities	49,039,325	49,039,325	-	-
U.S. Government and Government Agency Obligations	70,000	-	70,000	-
Preferred Securities	276,168	-	276,168	-
Money Market Funds	11,242,689	11,242,689	-	-
Total Investments in Securities:	$ 826,812,489	$ 823,373,334	$ 3,439,155	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended
April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 4,623,472
Level 2 to Level 1	$ 7,914,782
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $733,092,218. Net unrealized appreciation aggregated $93,720,271, of which $120,185,780 related to appreciated investment securities and $26,465,509 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Stock Selector
Large Cap Value Fund

April 30, 2015

1.950976.102

LDT-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.6%
Delphi Automotive PLC	557,949	$ 46,309,767
Household Durables - 1.4%
Jarden Corp. (a)	1,062,450	54,376,191
Whirlpool Corp.	355,200	62,373,120
		116,749,311
Media - 2.6%
Liberty Broadband Corp. Class C (a)	575,711	31,238,079
Liberty Media Corp. Class C (a)	678,900	25,764,255
Omnicom Group, Inc.	648,500	49,130,360
Time Warner, Inc.	529,200	44,669,772
Twenty-First Century Fox, Inc. Class A	2,024,640	68,999,731
		219,802,197
Multiline Retail - 1.4%
Macy's, Inc.	791,989	51,186,249
Target Corp.	876,109	69,063,672
		120,249,921
TOTAL CONSUMER DISCRETIONARY		503,111,196
CONSUMER STAPLES - 7.1%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	476,800	21,174,688
Molson Coors Brewing Co. Class B	575,547	42,308,460
		63,483,148
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	1,730,973	135,102,443
Walgreens Boots Alliance, Inc.	825,025	68,419,323
		203,521,766
Food Products - 1.6%
Bunge Ltd.	726,199	62,721,808
The J.M. Smucker Co.	620,442	71,921,637
		134,643,445
Household Products - 1.7%
Procter & Gamble Co.	1,747,215	138,921,065
Personal Products - 0.6%
Coty, Inc. Class A	2,136,376	51,080,750
TOTAL CONSUMER STAPLES		591,650,174
Common Stocks - continued
	Shares	Value
ENERGY - 11.3%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	542,400	$ 43,240,128
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	833,200	78,404,120
Cabot Oil & Gas Corp.	940,200	31,797,564
California Resources Corp.	2,585,700	24,047,010
Chevron Corp.	3,987,614	442,864,411
Cimarex Energy Co.	248,300	30,888,520
Imperial Oil Ltd.	1,724,100	75,994,727
Kinder Morgan, Inc.	1,850,700	79,487,565
Stone Energy Corp. (a)	767,200	13,096,104
Tesoro Corp.	1,476,800	126,753,744
		903,333,765
TOTAL ENERGY		946,573,893
FINANCIALS - 27.8%
Banks - 8.9%
Bank of America Corp.	4,253,200	67,753,476
CIT Group, Inc.	1,717,100	77,321,013
Citigroup, Inc.	43,400	2,314,088
JPMorgan Chase & Co.	737,800	46,673,228
PNC Financial Services Group, Inc.	1,266,200	116,148,526
Popular, Inc. (a)	1,111,243	36,037,610
U.S. Bancorp	3,406,292	146,027,738
Wells Fargo & Co.	4,552,625	250,849,638
		743,125,317
Capital Markets - 3.5%
Franklin Resources, Inc.	789,900	40,727,244
Goldman Sachs Group, Inc.	843,478	165,675,949
State Street Corp.	461,046	35,555,868
The Blackstone Group LP	1,258,600	51,552,256
		293,511,317
Consumer Finance - 2.4%
Capital One Financial Corp.	1,792,014	144,884,332
Discover Financial Services	946,100	54,845,417
		199,729,749
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	2,083,861	$ 294,262,012
The NASDAQ OMX Group, Inc.	1,056,799	51,392,135
		345,654,147
Insurance - 6.8%
ACE Ltd.	1,060,880	113,503,551
AFLAC, Inc.	1,245,100	78,491,104
Axis Capital Holdings Ltd.	1,473,565	76,713,794
MetLife, Inc.	1,689,149	86,636,452
Reinsurance Group of America, Inc.	1,030,000	94,368,600
The Chubb Corp.	52,100	5,124,035
The Travelers Companies, Inc.	1,121,200	113,364,532
		568,202,068
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	4,366,865	43,974,331
Equity Residential (SBI)	152,050	11,230,413
General Growth Properties, Inc.	1,063,456	29,138,694
The Macerich Co.	124,421	10,172,661
		94,516,099
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	1,847,529	70,834,262
TOTAL FINANCIALS		2,315,572,959
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	783,700	36,379,354
Boston Scientific Corp. (a)	4,017,100	71,584,722
Medtronic PLC	1,575,636	117,306,100
Teleflex, Inc.	104,500	12,849,320
		238,119,496
Health Care Providers & Services - 3.3%
Aetna, Inc.	500,200	53,456,374
Anthem, Inc.	471,853	71,216,773
HCA Holdings, Inc. (a)	599,100	44,339,391
McKesson Corp.	146,561	32,741,727
UnitedHealth Group, Inc.	640,300	71,329,420
		273,083,685
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.4%
Endo Health Solutions, Inc. (a)	693,113	$ 58,266,544
Jazz Pharmaceuticals PLC (a)	670,195	119,763,847
Johnson & Johnson	1,575,159	156,255,773
Pfizer, Inc.	6,135,698	208,184,233
Shire PLC sponsored ADR	114,050	27,772,316
Teva Pharmaceutical Industries Ltd. sponsored ADR	841,900	50,867,598
		621,110,311
TOTAL HEALTH CARE		1,132,313,492
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.4%
L-3 Communications Holdings, Inc.	540,939	62,159,300
Textron, Inc.	399,800	17,583,204
United Technologies Corp.	290,500	33,044,375
		112,786,879
Air Freight & Logistics - 1.1%
FedEx Corp.	531,790	90,175,630
Building Products - 1.3%
Allegion PlC	1,768,221	108,126,714
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	2,262,744	71,412,191
Industrial Conglomerates - 3.0%
Danaher Corp.	427,200	34,979,136
General Electric Co.	8,089,656	219,067,884
		254,047,020
Machinery - 0.9%
Deere & Co.	793,200	71,800,464
Road & Rail - 0.9%
CSX Corp.	2,192,400	79,123,716
Trading Companies & Distributors - 0.6%
MRC Global, Inc. (a)	3,719,549	54,305,415
TOTAL INDUSTRIALS		841,778,029
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	2,818,835	$ 81,267,013
QUALCOMM, Inc.	1,250,000	85,000,000
		166,267,013
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	1,872,079	42,159,219
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	53,700	29,468,949
Yahoo!, Inc. (a)	976,325	41,557,274
		71,026,223
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	2,165,151	95,710,500
Software - 1.7%
Microsoft Corp.	1,835,000	89,254,400
Symantec Corp.	1,990,005	49,600,875
		138,855,275
Technology Hardware, Storage & Peripherals - 2.9%
EMC Corp.	3,732,797	100,449,567
Hewlett-Packard Co.	4,325,500	142,611,735
		243,061,302
TOTAL INFORMATION TECHNOLOGY		757,079,532
MATERIALS - 3.3%
Chemicals - 2.8%
Agrium, Inc.	511,900	53,035,640
Axiall Corp.	241,506	9,853,445
Eastman Chemical Co.	872,800	66,524,816
LyondellBasell Industries NV Class A	491,349	50,864,448
Methanex Corp.	808,700	48,669,463
		228,947,812
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,950,612	45,390,741
TOTAL MATERIALS		274,338,553
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,959,465	$ 137,155,868
CenturyLink, Inc.	511,497	18,393,432
		155,549,300
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	454,000	15,454,160
TOTAL TELECOMMUNICATION SERVICES		171,003,460
UTILITIES - 5.9%
Electric Utilities - 3.5%
Edison International	794,300	48,404,642
Exelon Corp.	1,550,000	52,731,000
ITC Holdings Corp.	993,590	35,769,240
NextEra Energy, Inc.	751,400	75,838,802
OGE Energy Corp.	810,000	26,470,800
PPL Corp.	1,475,400	50,207,862
		289,422,346
Gas Utilities - 0.3%
National Fuel Gas Co.	452,000	29,131,400
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	694,700	23,112,669
Multi-Utilities - 1.8%
CMS Energy Corp.	1,193,700	40,502,241
NiSource, Inc.	1,273,100	55,278,002
Sempra Energy	533,968	56,691,383
		152,471,626
TOTAL UTILITIES		494,138,041
TOTAL COMMON STOCKS (Cost $6,599,725,353)		8,027,559,329
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 6/18/15 to 6/25/15 (c) (Cost $3,309,836)	$ 3,310,000	3,310,026
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $302,847,055)	302,847,055	$ 302,847,055
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,905,882,244)		8,333,716,410
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,389,362
NET ASSETS - 100%		$ 8,342,105,772
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
329 ICE Russell 1000 Value Index Contracts (United States)	June 2015	$ 33,548,130	$ 177,993

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $923,003.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 140,554
Fidelity Securities Lending Cash Central Fund	33,300
Total	$ 173,854
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 503,111,196	$ 503,111,196	$ -	$ -
Consumer Staples	591,650,174	591,650,174	-	-
Energy	946,573,893	946,573,893	-	-
Financials	2,315,572,959	2,315,572,959	-	-
Health Care	1,132,313,492	1,132,313,492	-	-
Industrials	841,778,029	841,778,029	-	-
Information Technology	757,079,532	757,079,532	-	-
Materials	274,338,553	274,338,553	-	-
Telecommunication Services	171,003,460	171,003,460	-	-
Utilities	494,138,041	494,138,041	-	-
U.S. Government and Government Agency Obligations	3,310,026	-	3,310,026	-
Money Market Funds	302,847,055	302,847,055	-	-
Total Investments in Securities:	$ 8,333,716,410	$ 8,330,406,384	$ 3,310,026	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 177,993	$ 177,993	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $6,909,202,375. Net unrealized appreciation aggregated $1,424,514,035, of which $1,532,043,605 related to appreciated investment securities and $107,529,570 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015